Stockholders' Equity - Summary of Warrants Activity (Parenthetical) (Detail)	1 Months Ended				12 Months Ended
	Jun. 29, 2007	Mar. 31, 2004	Oct. 31, 2003	Dec. 31, 2002	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration of warrants	June 2010	March 2007	October 2008	December 2005	June 2008	June 2007